Commitments and Contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of contingent liabilities [line items]
Capital commitments	₨ 7,490	₨ 14,011
Financial guarantee amount	17,128	18,655
Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	80,032	77,873
Excise duty, Custom duty, sales tax and other matters [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	₨ 11,413	₨ 8,033